USDT	6 Months Ended
Jun. 30, 2025
USDT [Abstract]
USDT
4.	USDT

The following table presents additional information about our cryptocurrency mining activities of Bitcoin (“BTC”) paid in USDT amounts during the six months ended June 30, 2025:

USDT
Value
(unaudited)
Balance on January 1, 2025	$—
Revenue recognized from cryptocurrencies mined	12,764
Hosting fees settled in cryptocurrencies	(8,656)
Miners purchased with cryptocurrencies	(6,319)
Cryptocurrencies received from disposal of subsidiaries	4,096
Balance on June 30, 2025	$1,885